Distributions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends [Line Items]
Cash dividends declared per share common stock , Amount			$ 79,013
Cash dividends declared per share common stock	$ 0.83		$ 0.83
Cash dividends declared to stockholders, Percentage			90.00%
Cash dividends declared and paid on preferred stock	91,000	91,000	182,000	182,000	365,000	365,000	365,000
Series AA Preferred Stock [Member]
Dividends [Line Items]
Cash dividends declared and paid on preferred stock			$ 182,000
Cash dividends declared per share preferred stock			$ 31.90